Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net income	$ 486.1	$ 534.7	$ 51.1
Redeemable Preferred Stock Dividends	(54.9)	(49.9)	(44.6)
Net income (loss) available to ordinary shareholders, basic	$ 431.2	$ 484.8	$ 6.5
Basic weighted average ordinary shares outstanding	90,833,333	90,833,333	90,833,333
Diluted weighted average ordinary shares outstanding	90,833,333	90,833,333	90,833,333
Earnings Per Share, Basic	$ 4.75	$ 5.34	$ 0.07
Earnings Per Share, Diluted	$ 4.75	$ 5.34	$ 0.07